Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments
Summary of long-term investments

	As of December 31,
	2023	2024
	RMB	RMB
Long-term held-to-maturity investments	178,153	738,903
Available-for-sale investments	—	332,489
Equity securities without readily determinable fair value	33,605	42,768
Total	211,758	1,114,160

Equity securities
without readily
determinable
fair value
RMB
Balances at January 1, 2022	11,812
Foreign currency translation adjustment	157
Balances at December 31, 2022	11,969
Additions	24,208
Impairment	(2,060)
Foreign currency translation adjustment	(512)
Balances at December 31, 2023	33,605
Additions	8,539
Impairment	—
Foreign currency translation adjustment	624
Balances at December 31, 2024	42,768